Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed consolidating statements of operations
Interest and dividend income	SFr 20,184	SFr 19,613	SFr 17,057
Interest expense	(13,167)	(12,604)	(10,500)
Net interest income	7,017	7,009	6,557
Commissions and fees	11,158	11,890	11,817
Trading revenues	1,739	624	1,317
Other revenues	2,570	1,397	1,209
Net revenues	22,484	20,920	20,900
Provision for credit losses	324	245	210
Compensation and benefits	10,036	9,620	10,367
General and administrative expenses	6,128	5,798	6,645
Commission expenses	1,276	1,259	1,430
Restructuring expenses		626	455
Total other operating expenses	7,404	7,683	8,530
Total operating expenses	17,440	17,303	18,897
Income/(loss) before taxes	4,720	3,372	1,793
Income tax expense/(benefit)	1,295	1,361	2,741
Net income/(loss)	3,425	2,011	(948)
Net income/(loss) attributable to noncontrolling interests	6	(13)	35
Net income/(loss) attributable to shareholders	3,419	2,024	(983)
Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	(1,303)	(942)	(581)
Interest expense	1,307	877	501
Net interest income	4	(65)	(80)
Commissions and fees	64	122	117
Trading revenues	34	80	72
Other revenues	(3,788)	(2,120)	819
Net revenues	(3,686)	(1,983)	928
Provision for credit losses	0	0	0
Compensation and benefits	830	698	329
General and administrative expenses	(1,423)	(1,270)	(688)
Commission expenses	(1)	0	(2)
Restructuring expenses		98	59
Total other operating expenses	(1,424)	(1,172)	(631)
Total operating expenses	(594)	(474)	(302)
Income/(loss) before taxes	(3,092)	(1,509)	1,230
Income tax expense/(benefit)	(3)	226	(33)
Net income/(loss)	(3,089)	(1,735)	1,263
Net income/(loss) attributable to noncontrolling interests	(8)	(6)	8
Net income/(loss) attributable to shareholders	(3,081)	(1,729)	1,255
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	1,307	932	577
Interest expense	(1,343)	(983)	(632)
Net interest income	(36)	(51)	(55)
Commissions and fees	23	26	28
Trading revenues	(68)	88	(55)
Other revenues	3,565	2,020	(911)
Net revenues	3,484	2,083	(993)
Provision for credit losses	0	0	0
Compensation and benefits	101	58	74
General and administrative expenses	(37)	0	(80)
Commission expenses	1	0	3
Restructuring expenses		0	0
Total other operating expenses	(36)	0	(77)
Total operating expenses	65	58	(3)
Income/(loss) before taxes	3,419	2,025	(990)
Income tax expense/(benefit)	0	1	(7)
Net income/(loss)	3,419	2,024	(983)
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income/(loss) attributable to shareholders	3,419	2,024	(983)
Bank
Condensed consolidating statements of operations
Interest and dividend income	20,180	19,623	17,061
Interest expense	(13,131)	(12,498)	(10,369)
Net interest income	7,049	7,125	6,692
Commissions and fees	11,071	11,742	11,672
Trading revenues	1,773	456	1,300
Other revenues	2,793	1,497	1,301
Net revenues	22,686	20,820	20,965
Provision for credit losses	324	245	210
Compensation and benefits	9,105	8,864	9,964
General and administrative expenses	7,588	7,068	7,413
Commission expenses	1,276	1,259	1,429
Restructuring expenses		528	396
Total other operating expenses	8,864	8,855	9,238
Total operating expenses	17,969	17,719	19,202
Income/(loss) before taxes	4,393	2,856	1,553
Income tax expense/(benefit)	1,298	1,134	2,781
Net income/(loss)	3,095	1,722	(1,228)
Net income/(loss) attributable to noncontrolling interests	14	(7)	27
Net income/(loss) attributable to shareholders	3,081	1,729	(1,255)
Bank | Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	4,040	4,086	5,294
Interest expense	(4,191)	(4,210)	(4,437)
Net interest income	(151)	(124)	857
Commissions and fees	3,217	3,725	3,756
Trading revenues	543	474	(23)
Other revenues	2,058	2,006	942
Net revenues	5,667	6,081	5,532
Provision for credit losses	14	(1)	4
Compensation and benefits	2,772	2,653	3,066
General and administrative expenses	2,193	1,944	1,929
Commission expenses	213	229	255
Restructuring expenses		237	173
Total other operating expenses	2,406	2,410	2,357
Total operating expenses	5,178	5,063	5,423
Income/(loss) before taxes	475	1,019	105
Income tax expense/(benefit)	167	261	(42)
Net income/(loss)	308	758	147
Net income/(loss) attributable to noncontrolling interests	5	6	11
Net income/(loss) attributable to shareholders	303	752	136
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	16,140	15,537	11,767
Interest expense	(8,940)	(8,288)	(5,932)
Net interest income	7,200	7,249	5,835
Commissions and fees	7,854	8,017	7,916
Trading revenues	1,230	(18)	1,323
Other revenues	735	(509)	359
Net revenues	17,019	14,739	15,433
Provision for credit losses	310	246	206
Compensation and benefits	6,333	6,211	6,898
General and administrative expenses	5,395	5,124	5,484
Commission expenses	1,063	1,030	1,174
Restructuring expenses		291	223
Total other operating expenses	6,458	6,445	6,881
Total operating expenses	12,791	12,656	13,779
Income/(loss) before taxes	3,918	1,837	1,448
Income tax expense/(benefit)	1,131	873	2,823
Net income/(loss)	2,787	964	(1,375)
Net income/(loss) attributable to noncontrolling interests	9	(13)	16
Net income/(loss) attributable to shareholders	SFr 2,778	SFr 977	SFr (1,391)